Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004012
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	Investor Class
Trading Symbol	PRASX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Investor Class	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection in Taiwan boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Optimism toward AI buoyed several of our technology holdings, including Taiwan Semiconductor Manufacturing. Stock selection and our overweight position in Singapore also contributed to relative returns. DBS Group’s shares surged on the bank’s strong results, commitment to dividends, and share buyback program.

  China hurt relative performance owing to stock selection. Our Chinese holdings ranked among the largest relative detractors, whether due to U.S.-China trade tensions, industry headwinds, or company-specific challenges. Shares of property brokerage platform KE Holdings fell as China’s housing market remained weak. Our overweight allocation and stock selection in Indonesia also weighed on relative returns. Bank Central Asia’s shares declined amid domestic policy uncertainty.

  The fund seeks long-term capital growth and aims to invest in companies that we believe have underappreciated potential for durable growth or positive change. China was the largest country allocation at period-end. Over the year, we found investment opportunities in China increasingly compelling as tariff concerns eased and the prospect of earnings upgrades improved.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Asia Fund (Investor Class)	23.38%	2.94%	7.14%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	6.79	8.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,111,291,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 13,606,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,111,291 Number of Portfolio Holdings62
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	36.9%
Financials	18.5
Consumer Discretionary	15.7
Communication Services	14.3
Industrials & Business Services	7.7
Health Care	2.3
Real Estate	1.6
Energy	1.2
Consumer Staples	1.0
Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	16.6%
Tencent Holdings	7.9
Samsung Electronics	7.1
Alibaba Group Holding	4.9
SK hynix	3.0
Hon Hai Precision Industry	2.5
AIA Group	2.5
DBS Group Holdings	2.4
Bharti Airtel	2.4
HDFC Bank	1.9

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to New Asia Fund. Effective April 1, 2026 Price Associates has contractually agreed to lower the class’s total expense limit to 1.03%. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166321
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	I Class
Trading Symbol	PNSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - I Class	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection in Taiwan boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Optimism toward AI buoyed several of our technology holdings, including Taiwan Semiconductor Manufacturing. Stock selection and our overweight position in Singapore also contributed to relative returns. DBS Group’s shares surged on the bank’s strong results, commitment to dividends, and share buyback program.

  China hurt relative performance owing to stock selection. Our Chinese holdings ranked among the largest relative detractors, whether due to U.S.-China trade tensions, industry headwinds, or company-specific challenges. Shares of property brokerage platform KE Holdings fell as China’s housing market remained weak. Our overweight allocation and stock selection in Indonesia also weighed on relative returns. Bank Central Asia’s shares declined amid domestic policy uncertainty.

  The fund seeks long-term capital growth and aims to invest in companies that we believe have underappreciated potential for durable growth or positive change. China was the largest country allocation at period-end. Over the year, we found investment opportunities in China increasingly compelling as tariff concerns eased and the prospect of earnings upgrades improved.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
New Asia Fund (I Class)	23.59%	3.11%	7.57%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	6.79	8.72

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,111,291,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 13,606,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,111,291 Number of Portfolio Holdings62
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	36.9%
Financials	18.5
Consumer Discretionary	15.7
Communication Services	14.3
Industrials & Business Services	7.7
Health Care	2.3
Real Estate	1.6
Energy	1.2
Consumer Staples	1.0
Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	16.6%
Tencent Holdings	7.9
Samsung Electronics	7.1
Alibaba Group Holding	4.9
SK hynix	3.0
Hon Hai Precision Industry	2.5
AIA Group	2.5
DBS Group Holdings	2.4
Bharti Airtel	2.4
HDFC Bank	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225809
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	Z Class
Trading Symbol	TRZNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection in Taiwan boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Optimism toward AI buoyed several of our technology holdings, including Taiwan Semiconductor Manufacturing. Stock selection and our overweight position in Singapore also contributed to relative returns. DBS Group’s shares surged on the bank’s strong results, commitment to dividends, and share buyback program.

  China hurt relative performance owing to stock selection. Our Chinese holdings ranked among the largest relative detractors, whether due to U.S.-China trade tensions, industry headwinds, or company-specific challenges. Shares of property brokerage platform KE Holdings fell as China’s housing market remained weak. Our overweight allocation and stock selection in Indonesia also weighed on relative returns. Bank Central Asia’s shares declined amid domestic policy uncertainty.

  The fund seeks long-term capital growth and aims to invest in companies that we believe have underappreciated potential for durable growth or positive change. China was the largest country allocation at period-end. Over the year, we found investment opportunities in China increasingly compelling as tariff concerns eased and the prospect of earnings upgrades improved.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
New Asia Fund (Z Class)	24.68%	-0.67%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	1.93

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,111,291,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 13,606,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,111,291 Number of Portfolio Holdings62
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	36.9%
Financials	18.5
Consumer Discretionary	15.7
Communication Services	14.3
Industrials & Business Services	7.7
Health Care	2.3
Real Estate	1.6
Energy	1.2
Consumer Staples	1.0
Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	16.6%
Tencent Holdings	7.9
Samsung Electronics	7.1
Alibaba Group Holding	4.9
SK hynix	3.0
Hon Hai Precision Industry	2.5
AIA Group	2.5
DBS Group Holdings	2.4
Bharti Airtel	2.4
HDFC Bank	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless